Non-current assets (Tables)	12 Months Ended
Dec. 31, 2023
Non-current assets.
Schedule of non-current assets

	Year ended December 31,
	2023	2022
	$’m	$’m
Customer receivables	29	—
Indirect tax assets	41	3
Other	—	1
	70	4